SCHEDULE OF CONSOLIDATED COMPANIES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Paid in Capital	$ 607,200		$ 607,200
Tian'an Technology Group Ltd [Member]
Date of Incorporation	Apr. 08, 2021
Domicile of Incorporation	British Virgin Islands
Paid in Capital	$ 0
Percentage of Effective Ownership	89.00%	89.00%
Percentage Principal Activities	Investment holding
Tian’an Technology Group (HK) Limited [Member]
Date of Incorporation	Oct. 27, 2021
Domicile of Incorporation	Hong Kong
Paid in Capital	$ 0
Percentage of Effective Ownership	100.00%	100.00%
Percentage Principal Activities	Investment holding and limited sales of healthcare products
Shanghai Qige Power Technology Co., Ltd. [Member]
Date of Incorporation	Aug. 10, 2016
Domicile of Incorporation	PRC
Paid in Capital | ¥		¥ 0
Percentage of Effective Ownership	100.00%	100.00%
Percentage Principal Activities	Sales of healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd. [Member]
Date of Incorporation	Sep. 25, 2024
Domicile of Incorporation	PRC
Paid in Capital | ¥		¥ 100,000
Percentage of Effective Ownership	100.00%	100.00%
Percentage Principal Activities	Artificial intelligence software development and healthcare services